- INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Computed "expected" tax expense (benefit)	$ (500)	$ (373)
Change in valuation allowance	$ 500	$ 373